Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014 Jurisdiction	Sep. 30, 2013	Sep. 30, 2012
Current Income Tax Expense (Benefit) [Abstract]
United States - Federal	$ 45.1	$ 45.1	$ 72.8
State	7.0	6.4	6.5
Foreign	62.1	66.1	80.1
Total current	114.2	117.6	159.4
Deferred Income Tax Expense (Benefit) [Abstract]
United States - Federal	2.7	37.0	(2.9)
State	0.2	2.4	(0.2)
Foreign	0.3	3.9	0.2
Total deferred	3.2	43.3	(2.9)
Income tax expense (benefit)	117.4	160.9	156.5
Pre-tax Earnings [Abstract]
United States	92.7	247.3	178.3
Foreign	380.8	320.6	387.1
Earnings before income taxes	473.5	567.9	565.4
Income Tax Reconciliation ($) [Abstract]
Computed tax at federal statutory rate ($)	165.7	198.8	197.9
State income taxes, net of federal tax benefit ($)	2.0	5.5	4.1
Foreign tax less than the federal rate ($)	(56.9)	(47.1)	(55.6)
Adjustments to prior years' tax accruals ($)	(7.7)	(8.3)	(7.0)
Other taxes including repatriation of foreign earnings ($)	15.2	17.4	16.2
Nontaxable share income ($)	(4.3)	(5.4)	(2.0)
Other, net ($)	3.4	0	2.9
Tax Rate Reconciliation (%) [Abstract]
Computed tax at federal statutory rate (%)	35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit (%)	0.40%	1.00%	0.70%
Foreign tax less than the federal rate (%)	(12.00%)	(8.30%)	(9.80%)
Adjustments to prior years' tax accruals (%)	(1.60%)	(1.50%)	(1.20%)
Other taxes including repatriation of foreign earnings (%)	3.20%	3.10%	2.90%
Nontaxable share income (%)	(0.90%)	(1.00%)	(0.40%)
Other, net (%)	0.80%	0.00%	0.50%
Total (%)	24.90%	28.30%	27.70%
Components of Deferred Tax Liabilities [Abstract]
Depreciation and property differences	(77.3)	(83.8)
Intangible assets	(623.8)	(580.7)
Other tax liabilities	(11.6)	(8.5)
Gross deferred tax liabilities	(712.7)	(673.0)
Components of Deferred Tax Assets [Abstract]
Accrued liabilities	122.5	104.4
Deferred and stock-related compensation	81.4	102.5
Tax loss carryforwards and tax credits	13.4	10.4
Intangible assets	45.7	17.1
Postretirement benefits other than pensions	2.9	2.6
Pension plans	111.1	81.3
Inventory differences	4.4	28.6
Other tax assets	20.9	5.6
Gross deferred tax assets	402.3	352.5
Valuation allowance	(13.3)	(9.5)
Net deferred tax liabilities	(323.7)	(330.0)
Operating Loss Carryforwards and Tax Credit Expiration [Abstract]
Operating loss and tax credit carryforwards in 2018	8.0
Tax loss carryforwards and tax credits	5.1
Undistributed Earnings of Foreign Subsidiaries	1,760
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Lower Bound	250
Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits, beginning of year	37.8	37.3	41.0
Additions based on current year tax positions	4.2	3.4
Reductions for prior year tax positions	(0.1)	(0.3)
Settlements with taxing authorities/statute expirations	(3.6)	(6.8)
Unrecognized tax benefits, end of year	37.8	37.3	41.0
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	32.1
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	10.4	9.6
Unrecognized Tax Benefits, Deferred Tax Asset Excluded from Interest on Income Taxes Accrued	3.8	3.4
Unrecognized Tax Benefits, Income Tax Penalties Accrued	$ 2.8	$ 2.8
Number of Foreign Jurisdictions Where Taxes Are Filed	50